INCOME TAX PROVISION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax (expense) benefit	$ 18,057	$ (25,409)	$ 463,170	$ 60,855
Deferred tax assets	$ 223,388		223,388
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest			24,000	492,000
Operating Loss Carryforwards			$ 321,111	$ 36,361